PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 10, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Depreciation expense		$ 58,935	$ 56,972	$ 170,611	$ 194,347	$ 248,940	$ 417,517
Impairment on property, plant and equipment						137,632	134,042
Assets held for disposal						350,000	606,043	$ 596,176
Property, plant and equipment written off							3,979
Land and building, carrying value						0	701,817
Plant and machinery, carrying value						0	7,688
Motor vehicles, carrying value						0	98,362
Impairment charges		$ 0	$ 137,632	$ 0	$ 137,632	$ 5,866	$ 0
Sale And Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair market value of property	$ 857,500